Cover	Jan. 31, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 31, 2023
Entity Registrant Name	Sysco Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	1-06544
Entity Tax Identification Number	74-1648137
Entity Address, Address Line One	1390 Enclave Parkway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77077-2099
City Area Code	281
Local Phone Number	584-1390
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000096021
Amendment Flag	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common stock, $1.00 Par Value
Trading Symbol	SYY
Security Exchange Name	NYSE
Senior Notes, 1.25% Due 2023
Entity Information [Line Items]
Title of 12(b) Security	1.25% Notes due June 2023
Trading Symbol	SYY23
Security Exchange Name	NYSE